Equity Incentive Plans - Stock-Based Compensation Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 541,526	$ 221,692
Unrecognized compensation	$ 3.0
Weighted average period	2 years 10 months 24 days
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 63,273	57,398
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 478,253	$ 164,294